Cash And Bank Balances	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash And Bank Balances
16.	CASH AND BANK BALANCES

	December 31,
	2018	2019
	HK$	HK$
Cash and cash equivalents:
- Cash on hand	31,031	31,031
- General bank accounts	126,824,487	766,399,440

Total cash and cash equivalents	126,855,518	766,430,471

Cash at banks earns interest at floating rates based on daily bank deposit rates for all the periods. The bank balances are deposited with creditworthy banks with no recent history of default.